Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	$ 125,900,000	$ (106,600,000)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	5,100,000	(4,300,000)	(4,900,000)
Carrying value
Fair Value Disclosures [Line Items]
Contractholder funds on investment contracts	9,160,000,000	10,660,000,000
Fair value
Fair Value Disclosures [Line Items]
Contractholder funds on investment contracts	$ 9,140,000,000	$ 10,330,000,000